(Loss)/Profit for the Year (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Profit Loss For Year Explanatory [Abstract]
Schedule of profit for the year
	Year ended December 31,
	2021	2020	2019
Cost of inventories recognized as expenses	57,389,326	8,355,528	10,583,791
Taxes and surcharges	32,488	22,202	130,728
	57,421,814	8,377,730	10,714,519

Depreciation of property, plant and equipment	757,516	771,130	671,262
Amortization of land use rights and trademarks	14,958	13,980	13,992
Amortization of prepayments and premiums under operating leases	81,474	94,699	96,743
Provision (Reversal) of inventory obsolescence	1,283	(42,884)	(145,747
Provision of bad debt allowance	6,076,620	2,334,410	1,028,972
Provision of impairment loss in property	2,944,979	-	-
	9,876,830	3,171,335	1,665,222